Bank Properties and Equipment	12 Months Ended
Dec. 31, 2013
Property Plant And Equipment [Abstract]
Bank Properties and Equipment

8. BANK PROPERTIES AND EQUIPMENT

Bank properties and equipment consist of the following major classifications:

SUMMARY OF BANK PROPERTIES AND EQUIPMENT

December 31,	2013	2012
Land	$8,998	$8,998
Buildings	30,624	30,617
Capital lease	8,630	8,630
Leasehold improvements and equipment	46,962	44,781

Total bank properties and equipment	95,214	93,026
Accumulated depreciation	(46,119)	(42,221)

Bank properties and equipment, net	$49,095	$50,805

The Company recognized depreciation expense of $5.5 million, $5.7 million and $6.3 million for the years ended December 31, 2013, 2012 and 2011, respectively.

On occasion, the Company engages construction related services from companies affiliated with certain directors under separate agreements with the Company. The Company did not engage in any construction related services with related parties during 2013, 2012 or 2011.